Property, Plant and Equipment - Carrying Amount of ROU Assets (Details) - Carrying amount - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	¥ 386,780	¥ 347,018	¥ 380,476
Buildings and structures
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	379,804	339,207	367,655
Machinery and vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	6,807	7,609	12,553
Tools, furniture, and fixtures
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	¥ 169	¥ 202	¥ 268